NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED AUGUST 12, 2016

TO PROSPECTUSES

Nuveen Investment Trust	Nuveen Investment Trust V
Prospectuses dated October 30, 2015	Prospectus dated January 29, 2016, as
Prospectus dated December 31, 2015	supplemented March 18, 2016
Prospectuses dated June 30, 2016	Prospectuses dated June 30, 2016
Prospectus dated July 8, 2016
Nuveen Investment Funds, Inc.
Nuveen Investment Trust II	Prospectus dated October 30, 2015
Prospectus dated September 28, 2015	Prospectus dated January 29, 2016
Prospectus dated October 30, 2015	Prospectus dated February 29, 2016
Prospectuses dated November 30, 2015	Prospectus dated April 29, 2016
Prospectus dated November 30, 2015, as	Prospectuses dated June 30, 2016
supplemented August 1, 2016
Prospectus dated December 31, 2015	Nuveen Strategy Funds, Inc.
Prospectus dated January 29, 2016	Prospectus dated December 31, 2015
Prospectuses dated June 30, 2016

Nuveen Investment Trust III
Prospectus dated October 30, 2015
Prospectus dated January 29, 2016
Prospectus dated June 30, 2016

The following risk is added to the section entitled “How We Manage Your Money—What the Risks Are—Non-Principal Risks”:

Global economic risk: Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. An example is the June 2016 United Kingdom referendum to leave the European Union (“EU”), which resulted in depreciation in the value of the British pound, short term declines in the stock markets and ongoing economic and political uncertainty. The United Kingdom’s withdrawal from the EU may take an extended period, and there is considerable uncertainty about the potential trade, economic and market consequences of the exit. Other countries may also depart the EU, voluntarily or otherwise. The negative impact of the United Kingdom’s departure from the EU, as well as any future departures by other countries, could be significant, not only to the United Kingdom and European economies, but also to the broader global economy. Such departures could potentially result in increased market volatility and illiquidity, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues, which could negatively impact the value of a fund’s investments. Similarly, major economic or political disruptions outside of Europe, particularly in large economies like China’s, may have global negative economic and market repercussions.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-EQTYP-0816P